INVENTORIES	12 Months Ended
Sep. 30, 2011
INVENTORIES
NOTE 7. INVENTORIES

Inventories consisted of the following:
	As of September 30, 2011	As of September 30, 2010
	US$(’000)	US$(’000)
Raw material	72	181
Finished goods	53	55
Project-in-progress	105	147
Total	230	383

The Company reviews its inventories periodically for possible obsolete or damaged goods and to determine if any allowance is necessary for potential obsolescence. As of September 30, 2011 and 2010, the Company determined that no allowance for obsolescence was necessary.